PORTFOLIO OF INVESTMENTS

USAA New York Bond Fund

June 30, 2019 (unaudited)

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

MUNICIPAL OBLIGATIONS (100.1%)

New York (95.5%)

$1,000	Albany Capital Resource Corp. (PRE)	6.00%	11/15/2025 $	1,064
1,000	Albany County Airport Auth.	5.00	12/15/2048	1,185
1,500	Brookhaven Local Dev. Corp.	5.25	11/01/2036	1,731
500	Buffalo & Erie County Industrial Land Dev. Corp.	6.00	10/01/2031	538
2,000	Buffalo & Erie County Industrial Land Dev. Corp.	5.00	7/01/2040	2,277
1,000	Buffalo & Erie County Industrial Land Dev. Corp.	5.00	6/01/2035	1,103
1,000	Buffalo & Erie County Industrial Land Dev. Corp.	5.00	8/01/2052	1,077
1,500	Build NYC Resource Corp.	5.00	8/01/2042	1,605
1,000	Build NYC Resource Corp.	5.50	4/01/2043	1,077
700	Build NYC Resource Corp.	5.00	6/01/2040	798
2,000	Build NYC Resource Corp.	5.00	7/01/2045	2,290
1,000	Build NYC Resource Corp.	5.00	8/01/2040	1,132
500	Build NYC Resource Corp.	5.00	7/01/2041	547
1,000	Build NYC Resource Corp.	4.00	8/01/2042	1,066
2,000	Build NYC Resource Corp.	5.00	11/01/2047	2,814
2,000	Build NYC Resource Corp.	5.00	6/01/2048	2,176
1,000	Canton Capital Resource Corp. (PRE) (INS -
	Assured Guaranty Municipal Corp.)	5.00	5/01/2040	1,032
2,000	Chautauqua Tobacco Asset Securitization Corp.	5.00	6/01/2048	2,035
800	City of New York (LOC - Bank Of America, N.A.)
	(Put Date 7/01/2019)(a),(b)	1.95	4/01/2036	800
4,000	City of New York	4.00	12/01/2043	4,467
1,885	City of New York Health & Hospital Corp.	5.00	2/15/2025	1,891
3,000	City of New York Housing Dev. Corp.	4.20	11/01/2058	3,190
1,000	City of New York Transitional Finance Auth.	4.00	8/01/2041	1,093
1,250	City of New York Transitional Finance Auth.	5.00	7/15/2043	1,429
1,000	City of New York Transitional Finance Auth.	4.00	8/01/2041	1,103
2,000	City of New York Transitional Finance Auth.	4.00	7/15/2045	2,197
2,000	City of New York Transitional Finance Auth.	4.00	11/01/2042	2,219
2,000	City of New York Trust for Cultural Res.	5.00	12/01/2039	2,028
1,000	City of New York Trust for Cultural Res.	5.00	8/01/2043	1,114
1,000	City of New York Trust for Cultural Res.	4.00	7/01/2046	1,069
17,090	City of New York Water & Sewer System (Zero
	Coupon)	0.00	6/15/2020	16,874
825	City of Newburgh	5.00	6/15/2023	904
870	City of Newburgh	5.00	6/15/2024	954
600	City of Poughkeepsie	5.00	6/01/2031	670
500	Convention Center Dev. Corp.	5.00	11/15/2045	580
1,000	Convention Center Dev. Corp. (Zero Coupon)	0.00	11/15/2037	564
500	Counties Tobacco Trust VI	5.00	6/01/2045	530
1,000	Dormitory Auth.	5.00	5/01/2043	1,130
3,275	Dormitory Auth. (INS - AMBAC Assurance Corp.)	5.50	5/15/2030	4,389
2,000	Dormitory Auth. (INS - AMBAC Assurance Corp.)	5.50	7/01/2040	2,817
2,500	Dormitory Auth. (NBGA - State of New York
	Mortgage Agency)	5.00	6/01/2033	2,507
500	Dormitory Auth. (INS - Assured Guaranty Corp.)	5.00	7/01/2030	501
1,000	Dormitory Auth.	5.25	7/01/2035	1,017
1,000	Dormitory Auth. (PRE)	5.50	7/01/2040	1,043
1,300	Dormitory Auth.	5.75	7/01/2033	1,300

1| USAA New York Bond Fund

Principal					Market
Amount			Coupon	Final	Value
(000)		Security	Rate	Maturity	(000)

	$1,200	Dormitory Auth. (PRE) (INS - Assured Guaranty
		Corp.)	5.00%	7/01/2034 $	1,200
	2,000	Dormitory Auth.	5.00	7/01/2026	2,069
	2,000	Dormitory Auth. (PRE)	5.25	7/01/2033	2,000
	500	Dormitory Auth. (INS - Assured Guaranty Municipal
		Corp.)	5.63	11/01/2032	536
	2,000	Dormitory Auth. (PRE)	5.00	5/01/2041	2,139
	500	Dormitory Auth.	5.00	5/01/2039	540
	1,000	Dormitory Auth.	5.00	7/01/2031	1,064
	500	Dormitory Auth.	5.00	7/01/2034	570
	250	Dormitory Auth.	5.00	7/01/2042	269
	500	Dormitory Auth.	5.00	5/01/2038	536
	1,000	Dormitory Auth.	5.75	7/01/2043	1,134
	1,500	Dormitory Auth.	5.00	7/01/2044	1,651
	1,000	Dormitory Auth.	4.00	7/01/2041	1,092
	2,000	Dormitory Auth.	4.00	7/01/2043	2,136
	1,300	Dormitory Auth.(c)	5.00	12/01/2037	1,496
	1,000	Dormitory Auth.	4.00	7/01/2047	1,091
	4,000	Dormitory Auth.	4.00	8/01/2038	4,321
	1,000	Dormitory Auth.	5.00	7/01/2048	1,198
	3,000	Dormitory Auth.	4.00	3/15/2048	3,289
	2,250	Dormitory Auth.	4.00	7/01/2045	2,511
	1,000	Dormitory Auth.	3.50	7/01/2044	1,024
	2,000	Dormitory Auth.	4.00	7/01/2045	2,157
	1,000	Dutchess County IDA (INS - Assured Guaranty
		Corp.)	5.50	4/01/2030	1,049
	1,250	Dutchess County Local Dev. Corp.	5.75	7/01/2040	1,307
	1,000	Dutchess County Local Dev. Corp.	5.00	7/01/2044	1,105
	2,000	Dutchess County Local Dev. Corp.	5.00	7/01/2045	2,286
	2,000	Dutchess County Local Dev. Corp.	4.00	7/01/2041	2,132
	600	Dutchess County Local Dev. Corp.	5.00	7/01/2046	681
	735	East Rochester Housing Auth. (LOC - Citizens
		Financial Group) (Put Date 7/05/2019)(b)	2.05	12/01/2036	735
	3,040	Energy Research & Dev. Auth. (LOC - Mizuho
		Bank Ltd.) (Put Date 7/05/2019)(a),(b)	1.88	5/01/2039	3,040
	1,000	Environmental Facilities Corp.	4.00	8/15/2046	1,097
	250	Erie County IDA	5.25	5/01/2032	266
	600	Hempstead Town Local Dev. Corp.	5.00	7/01/2047	703
	300	Hempstead Town Local Dev. Corp.	5.00	7/01/2048	347
	1,000	Housing Dev. Corp.	5.00	11/01/2042	1,028
	3,300	Housing Finance Agency (LOC - Landesbank
		Hessen-Thuringen) (Put Date 7/01/2019)(b),(d)	1.97	5/01/2042	3,300
	2,000	Hudson Yards Infrastructure Corp.	4.00	2/15/2044	2,175
	1,000	Jefferson County Civic Facility Dev. Corp.	4.00	11/01/2047	1,022
	2,500	Liberty Dev. Corp.	5.25	10/01/2035	3,316
	1,000	Liberty Dev. Corp.(c)	5.00	11/15/2044	1,094
	560	Liberty Dev. Corp.	5.50	10/01/2037	767
	2,000	Long Island Power Auth.	5.00	9/01/2044	2,263
	1,000	Long Island Power Auth.	5.00	9/01/2041	1,173
	2,000	Long Island Power Auth. (PRE)	5.00	5/01/2038	2,139
	85	Monroe County IDA (LOC - Citizens Financial
		Group) (Put Date 7/05/2019)(b)	2.05	7/01/2027	85
	2,100	Monroe County IDC (NBGA - Federal Housing
		Administration)	5.50	8/15/2040	2,231
	500	Monroe County IDC (PRE)	5.25	10/01/2031	545
	1,000	Monroe County IDC	5.00	12/01/2037	1,094
	2,000	Monroe County IDC	5.00	12/01/2042	2,177
	500	Monroe County IDC (INS - Assured Guaranty
		Municipal Corp.)	5.00	1/15/2038	556
	1,000	Monroe County IDC	5.00	12/01/2046	1,144
	1,000	Monroe County IDC	4.00	7/01/2043	1,091
	1,000	Monroe County IDC	4.00	10/01/2047	1,050
	1,985	Mortgage Agency	3.80	10/01/2048	2,064
	3,000	MTA	5.00	11/15/2035	3,492
	1,500	MTA (PRE)	5.25	11/15/2038	1,645

Portfolio of Investments | 2

Principal					Market
Amount			Coupon	Final	Value
(000)		Security	Rate	Maturity	(000)

	$1,000	MTA	5.25%	11/15/2057 $	1,176
	2,000	MTA (MUNIPSA + 0.45%) (Put Date 11/15/2022)(e)	2.35(f)	11/15/2044	1,996
	1,000	MTA (MUNIPSA + 0.50%) (Put Date 3/01/2022)(e)	2.40(f)	11/15/2042	1,000
	1,000	MTA	4.00	11/15/2050	1,085
	1,000	Nassau County (INS - Assured Guaranty Municipal
		Corp.)	5.00	4/01/2038	1,100
	1,000	Nassau County	5.00	1/01/2038	1,156
	1,000	Nassau County Local Economic Assistance Corp.	5.00	7/01/2037	1,070
	2,000	Niagara Area Dev. Corp.(c)	3.50	11/01/2024	2,065
	750	Niagara Tobacco Asset Securitization Corp.	5.25	5/15/2040	798
	1,500	Onondaga Civic Dev. Corp.	5.38	7/01/2040	1,547
	1,000	Onondaga Civic Dev. Corp.	5.00	7/01/2042	1,063
	1,000	Onondaga Civic Dev. Corp.	5.00	10/01/2040	1,104
	740	Onondaga Civic Dev. Corp.	5.00	1/01/2043	854
	1,000	Onondaga County Trust for Cultural Res.	5.00	12/01/2036	1,081
	800	Onondaga County Trust for Cultural Res.	5.00	5/01/2040	930
	1,265	Rockland County	3.75	10/01/2025	1,302
	600	Rockland County	5.00	12/15/2021	654
	1,000	Southold Local Dev. Corp.	5.00	12/01/2045	1,051
	500	St. Lawrence County IDA	4.00	7/01/2043	536
	1,770	St. Lawrence County IDA	5.00	9/01/2047	2,022
	1,000	State	5.00	2/15/2039	1,003
	250	Suffolk County EDC	5.00	7/01/2033	278
	220	Suffolk County EDC (PRE)	5.00	7/01/2028	236
	1,280	Suffolk County EDC	5.00	7/01/2028	1,367
	1,020	Suffolk Tobacco Asset Securitization Corp.	5.38	6/01/2028	1,020
	1,450	Suffolk Tobacco Asset Securitization Corp.	5.00	6/01/2032	1,531
	1,000	Thruway Auth.	4.00	1/01/2056	1,063
	1,375	Tompkins County Dev. Corp.	5.00	7/01/2044	1,489
	1,000	Tompkins County Dev. Corp. (PRE) (INS - Assured
		Guaranty Municipal Corp.)	5.50	7/01/2033	1,064
	1,000	Triborough Bridge & Tunnel Auth. (Zero Coupon)	0.00	11/15/2032	697
	2,000	Troy Capital Resource Corp.	5.00	9/01/2030	2,075
	1,000	TSASC, Inc.	5.00	6/01/2041	1,090
	3,000	Urban Dev. Corp.	5.00	3/15/2042	3,626
	870	Westchester County Health Care Corp. (PRE)	6.00	11/01/2030	925
	130	Westchester County Health Care Corp.	6.00	11/01/2030	138
	1,500	Westchester County Local Dev. Corp.	5.00	1/01/2034	1,598
	1,000	Westchester County Local Dev. Corp.	5.00	11/01/2046	1,112
	1,000	Westchester County Local Dev. Corp.	5.00	6/01/2047	1,148
	450	Westchester County Local Dev. Corp.	5.00	7/01/2042	515
	500	Westchester Tobacco Asset Securitization	5.00	6/01/2041	538
	1,000	Yonkers (ETM) (INS - Assured Guaranty Municipal
		Corp.)	5.00	10/01/2024	1,086
	665	Yonkers (INS - Assured Guaranty Municipal Corp.)	3.00	7/01/2025	701
					216,039

Guam (4.0%)

1,000	Antonio B. Won Pat International Airport Auth. (INS -
	Assured Guaranty Municipal Corp.)	5.75	10/01/2043	1,154
500	Government	5.00	12/01/2046	547
500	Government	5.00	1/01/2037	521
1,000	Government	5.00	11/15/2039	1,088
500	Government Waterworks Auth.	5.00	7/01/2035	546
1,000	Power Auth. (INS - Assured Guaranty Municipal
	Corp.)	5.00	10/01/2030	1,098
500	Power Auth. (INS - Assured Guaranty Municipal
	Corp.)	5.00	10/01/2039	562
1,165	Power Auth.	5.00	10/01/2037	1,317
1,000	Waterworks Auth.	5.50	7/01/2043	1,092
1,000	Waterworks Auth.	5.00	7/01/2029	1,111
				9,036

3| USAA New York Bond Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

Puerto Rico (0.6%)

$1,390 Industrial, Tourist, Educational, Medical and
Environmental Control Facilities Financing Auth.	5.13%	4/01/2032	$1,395
Total Municipal Obligations (cost: $214,357)			226,470

Units

LIQUIDATING TRUST (0.3%)

200 Center for Medical Science, Inc.(g),(h),(i) (cost: $499)				580
Total Investments(cost:$214,856)				$227,050
($ in 000s)	VALUATION HIERARCHY

Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Municipal Obligations	$—	$226,470	$ —	$226,470
Liquidating Trust	—	—	580	580
Total	$—	$226,470	$580	$227,050

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications. At June 30, 2019, the Fund did not have any transfers into/out of Level 3.

Portfolio of Investments | 4

NOTES TO PORTFOLIO

OF INVESTMENTS

June 30, 2019 (unaudited)

GENERAL NOTES

On November 6, 2018, United Services Automobile Association (USAA), the parent company of USAA Asset Management Company (AMCO or the Manager), the investment adviser to the Fund, and USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), the transfer agent to the Fund, announced that AMCO and SAS would be acquired by Victory Holdings, a global investment management firm headquartered in Cleveland, Ohio (the Transaction), on July 1, 2019.

A special shareholder meeting was held on April 18, 2019, at which shareholders of the Fund approved a new investment advisory agreement between the Trust, on behalf of the Fund, and Victory Capital, an independent investment management company. In addition, shareholders of the Fund also elected the following two new directors to the Board of the Trust to serve upon the closing of the Transaction: (1) David C. Brown, to serve as an Interested Trustee; and (2) John C. Walters, to serve as an Independent Trustee.

A.Security valuation – USAA MUTUAL FUNDS TRUST (the Trust) and Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the USAA New York Bond Fund (the Fund) valuation policies and procedures, which are approved by the Board. The Fund utilizes independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

2.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

5| USAA New York Bond Fund

3.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $226,169,000 at June 30, 2019, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

EDC	Economic Development Corp.
ETM	Escrowed to final maturity
IDA	Industrial Development Authority/Agency
IDC	Industrial Development Corp.
MTA	Metropolitan Transportation Authority

Notes to Portfolio of Investments | 6

MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal
Swap Index
PRE	Pre-refunded to a date prior to maturity
Zero Coupon	Normally issued at a significant discount from face value and do not provide for periodic interest payments. Income is earned from the purchase date by accreting the purchase discount of the security to par over the life of the security.

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from the name listed.

SPECIFIC NOTES

(a)At June 30, 2019, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

(b)Variable-rate demand notes (VRDNs) – Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(c)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

(d)Security or a portion of the security purchased on a delayed-delivery and/or when-issued basis.

(e)Put bond – provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

(f)Floating-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at June 30, 2019.

7| USAA New York Bond Fund

(g)Security deemed illiquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees.

(h)Security was classified as Level 3.

(i)Non-income-producing security.

Notes to Portfolio of Investments | 8